CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY - USD ($) $ in Thousands	Total	Preferred Stock	Common Stock	Additional Paid-in Capital	Other Comprehensive Income / (Loss)	Retained Earnings
Balance of shares at Dec. 31, 2013		0	82,841,370
Balance at Dec. 31, 2013	$ 1,253,392	$ 0	$ 828	$ 926,204	$ 164	$ 326,196
Net loss	(10,268)					(10,268)
Issuance of series B preferred stock, shares (Note 10(a))		2,600,000
Issuance of series B preferred stock, value Note(10(a))	62,698	$ 26		62,672
Issuance of restricted stock and compensation cost, shares (Note 10(c))			1,864,000
Issuance of restricted stock and compensation cost, value (Note 10(c))	7,744		$ 19	7,725
Dividends on series B preferred stock (Note 10(a))	$ (5,080)					(5,080)
Stock repurchased and retired, shares (Note 10(d))	(2,845,549)		(2,845,549)
Stock repurchased and retired, value (Note 10(d))	$ (25,349)		$ (28)	(25,321)
Other comprehensive income / ( loss)	(911)				(911)
Balance of shares at Dec. 31, 2014		2,600,000	81,859,821
Balance at Dec. 31, 2014	1,282,226	$ 26	$ 819	971,280	(747)	310,848
Net loss	(64,713)					(64,713)
Issuance of restricted stock and compensation cost, shares (Note 10(c))			1,100,000
Issuance of restricted stock and compensation cost, value (Note 10(c))	8,279		$ 10	8,269
Dividends on series B preferred stock (Note 10(a))	$ (5,769)					(5,769)
Stock repurchased and retired, shares (Note 10(d))	(413,804)		(413,804)
Stock repurchased and retired, value (Note 10(d))	$ (2,673)		$ (4)	(2,669)
Other comprehensive income / ( loss)	1,016				1,016
Balance of shares at Dec. 31, 2015		2,600,000	82,546,017
Balance at Dec. 31, 2015	1,218,366	$ 26	$ 825	976,880	269	240,366
Net loss	(164,237)					(164,237)
Issuance of restricted stock and compensation cost, shares (Note 10(c))			2,150,000
Issuance of restricted stock and compensation cost, value (Note 10(c))	8,313		$ 22	8,291
Dividends on series B preferred stock (Note 10(a))	$ (5,769)					(5,769)
Stock repurchased and retired, shares (Note 10(d))	0
Stock repurchased and retired, value (Note 10(d))	$ 0
Other comprehensive income / ( loss)	(84)				(84)
Balance of shares at Dec. 31, 2016		2,600,000	84,696,017
Balance at Dec. 31, 2016	$ 1,056,589	$ 26	$ 847	$ 985,171	$ 185	$ 70,360